INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Cost	Patent	Rights	Total
Balance, December 31, 2018	$40,840	$672,959	$1,041,809
Impairment	—	—	(328,010)
Balance, December 31, 2019 and 2020	$40,840	$672,959	$713,799
Accumulated Amortization
Balance, December 31, 2018	$40,840	$65,000	$105,840
Amortization	—	—	—
Balance, December 31, 2019 and 2020	$40,840	$65,000	$105,840
Carrying Value
December 31, 2019 and 2020	$—	$607,959	$607,959